Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 218,420	$ 309,503
Advances to suppliers	113,293	158,825
Staff advances and other receivables	54,254	55,053
Prepaid expenses and other current assets	$ 385,967	$ 523,381